Reinsurance Assets - Summary of Reinsurance Assets (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Reinsurance [abstract]
Long-term insurance contracts ceded	¥ 3,839	¥ 3,123
Due from reinsurance companies	808	731
Ceded unearned premiums	369	370
Claims recoverable from reinsurers	145	140
Total	5,161	4,364
Current	1,318	1,241
Non-current	3,843	3,123
Total	¥ 5,161	¥ 4,364